Annual Fund Operating Expenses - Capital Appreciation	Dec. 18, 2020
Class A
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.22%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.00%
Class C
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.78%
Class R
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.28%
Class Y
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.78%
Class R5
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.67%
Class R6
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.67%